INVENTORY	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORY	4. INVENTORY
	2020	2021
	SGD’000	SGD’000
Raw materials	177	1,980
Work-in-progress	1,179	516
Finished goods	24	61
	1,380	2,557